Long-term bank loans & Revolving facilities - New Financing Activities during the year ended December 31, 2025 (Details Narrative) $ in Thousands	1 Months Ended			2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2026	Jan. 24, 2025 USD ($)	Jan. 22, 2025 USD ($)	Mar. 14, 2025 USD ($)	Apr. 10, 2025 USD ($)	Mar. 26, 2025 USD ($)	May 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 25, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 19, 2025 USD ($)	Dec. 17, 2025 USD ($)
ING $185,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Jan. 22, 2025
Proceeds from Lines of Credit		$ 185,000
Description of scope, credit facility			to refinance the outstanding amount of the then existing ING Facility, as defined and described below, and for general corporate purposes
Repayment installment			20
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Periodic Payment			$ 8,810
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 8,810
Line of credit facility, maturity date			January 2030
Line of Credit Facility, Collateral			is secured by first priority mortgages on the vessels Star Alessia, Star Magnanimus, Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Mona, Star Flame, Star Elizabeth, Madredeus, Star Vega, Star Capoeira, Star Carioca, Star Subaru, Star Lambada, Star Macarena and Star Lutas which were previously part of the collateral securing the then existing ING Facility
Fubon $43,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Mar. 14, 2025
Proceeds from Lines of Credit						$ 43,000
Description of scope, credit facility				to refinance the vessels Peloreus and Leviathan, which were previously under the ING Facility
Repayment installment				20
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 1,075
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 21,500
Line of credit facility, maturity date				March 2030
Line of Credit Facility, Collateral				is secured by first-priority mortgages on the aforementioned vessels
ESUN $130,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Apr. 10, 2025
Description of scope, credit facility					for the post-delivery financing of the five Kamsarmax vessels currently under construction at Qingdao Shipyard Co. Ltd.
Line of credit facility, maturity date					seven years
Line of Credit Facility, Collateral					will be secured by first priority mortgages on the aforementioned vessels under construction when delivered
Line of Credit Facility, Maximum Borrowing Capacity					$ 130,000
ABN Revolving Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										May 30, 2025
Description of scope, credit facility							to finance working capital requirements
Line of credit facility, maturity date							available to be drawn for, and are repayable within twelve months from the date of the agreement, with an option to extend the repayment for an additional twelve months upon mutual agreement
Line of Credit Facility, Collateral							will be secured by first priority mortgage on the vessels Star Eva, Star Aphrodite, Star Lydia and Star Nicole
Line of Credit Facility, Maximum Borrowing Capacity							$ 50,000
NBG Revolving Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Jun. 25, 2025
Proceeds from Lines of Credit								$ 20,000		$ 30,000
Description of scope, credit facility									to finance working capital requirements
Line of credit facility, maturity date									available for three years after the date of the agreement, and each amount drawn under the facility will be repayable within one year from the respective drawdown date
Line of Credit Facility, Collateral									Following the repayment of the Second Drawing, each drawn amount under the NBG Revolving Facility will be secured by first priority mortgage on the vessels Star Pauline, Star Borneo, Star Marilena, Star Bueno, Star Angie, Star Kamila, Star Sophia and Star Nina
Line of Credit Facility, Maximum Borrowing Capacity									$ 65,000
Repayment date	January 2026							July 2025
New DNB $100,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date										Dec. 17, 2025
Proceeds from Lines of Credit											$ 100,000
Description of scope, credit facility												to refinance the outstanding loan amount under the then existing DNB $100,000 Facility (as defined and described below) as well as to replenish the funds previously used to prepay the outstanding amounts under the loan facilities of the vessels Star Luna, Star Astrid and Star Wave
Repayment installment												20
Line of Credit Facility, Frequency of Payments												quarterly
Line of Credit Facility, Periodic Payment												$ 4,134
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 17,311
Line of credit facility, maturity date												December 2030
Line of Credit Facility, Collateral												is secured by first priority mortgages on the vessels Gannet Bulker, Grebe Bulker, Star Halifax, Star Hamburg, Kingfisher, Star Santos, Star Singapore, Star Southport, Star Stockholm, Star Valencia, Star Luna, Star Wave and Star Astrid